PGIM QUANT SOLUTIONS LARGE-CAP CORE FUND

A:PTMAX C: PTMCX Z: PTEZX R6: PTMQX

SUMMARY PROSPECTUS | DECEMBER 30, 2024

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can ﬁnd the Fund’s Prospectus, Statement of Additional Information (“SAI”), Annual Report and other information about the Fund online at www.pgim.com/investments. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: prospectus@pgim.com. The Fund’s Prospectus and SAI, both dated December 30, 2024, as supplemented and amended from time to time, and the Fund’s Form N-CSR, dated October 31, 2024, are all incorporated by reference into (legally made a part of) this

Summary Prospectus.

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital.

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A’s and Class C’s Sales Charges on page 26 of the Fund’s Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 46 of the Fund’s Prospectus and in Rights of Accumulation on page 48 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Z	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at
redemption)	1.00%*	1.00%**	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None

Redemption fee	None	None	None	None

Exchange fee	None	None	None	None
Maximum account fee (accounts under $10,000)	$15	$15	None***	None

*Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are also subject to a contingent deferred sales charge (“CDSC”) of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.

**Class C shares are sold with a CDSC of 1.00% on sales made within 12 months of purchase.

***Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Z	Class R6

Management fee	0.35%	0.35%	0.35%	0.35%

Distribution and service (12b-1) fees	0.30%	1.00%	None	None

Other expenses	0.14%	0.33%	0.21%	0.04%
Total annual Fund operating expenses	0.79%	1.68%	0.56%	0.39%

Fee waiver and/or expense reimbursement	(0.09)%	(0.24)%	(0.11)%	(0.04)%

Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1,2)	0.70%	1.44%	0.45%	0.35%

(1)PGIM Investments LLC (“PGIM Investments”) has contractually agreed, through February 28, 2026, to limit net annual Fund operating expenses, exclusive of distribution and service (12b-1) fees, shareholder service fee, transfer agency expenses (including sub-transfer agency and networking fees), of each class of shares to 0.35% of the Fund’s average daily net assets. Separately, PGIM Investments has contractually agreed, through February 28, 2026, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.72% of average daily net assets for Class A shares and 1.44% of average daily net assets for Class C shares. These contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses

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such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. These waivers may not be terminated prior to February 28, 2026 without the prior approval of the Fund’s Board of Trustees.

(2)The distributor of the Fund has contractually agreed through February 28, 2026 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets. This waiver may not be terminated prior to February 28, 2026 without the prior approval of the Fund’s Board of Trustees.

Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund’s operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years

Class A	$618	$780	$956	$1,466

Class C	$247	$506	$890	$1,729
Class Z	$46	$168	$302	$691

Class R6	$36	$121	$215	$489

If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years

Class A	$618	$780	$956	$1,466

Class C	$147	$506	$890	$1,729
Class Z	$46	$168	$302	$691

Class R6	$36	$121	$215	$489

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund seeks investments that will appreciate over time. The Fund’s goal is to outperform the returns of the S&P 500 Index over the long term. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of large capitalization U.S. companies. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The subadviser employs a quantitatively driven, bottom-up investment process. The stock selection process utilizes an adaptive model that evaluates stocks differently based on their growth expectations. The subadviser constructs portfolios that seek to maximize the Fund’s investments in the most attractive stocks identified by the model, subject to risk constraints.

At times, the Fund may have a significant portion of its assets invested in the same economic sector.

Principal Risks. All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.

You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.

The order of the below risk factors does not indicate the significance of any particular risk factor.

Active Trading Risk. The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Blend Style Risk. The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the

U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk. The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk. While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in the same economic sector which includes the information technology sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance. The following bar chart shows the Fund’s performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Effective June 6, 2017, the Fund’s investment objective and investment strategies were changed. The Fund’s performance prior to June 6, 2017 is based on its former investment objective and strategies.

Annual Total Returns (Class Z Shares)1
40%
30%				23.40		29.61		29.34		26.62	Best Quarter:		Worst Quarter:

20%	14.09										22.47%	2nd	-23.07%	1st
			11.09				11.23
10%
												Quarter		Quarter
		0.01
0%												2020		2020

-10%					-7.47
-20%									-16.53
-30%	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023

1The total return of the Fund’s Class Z shares from January 1, 2024 through September 30, 2024 was 22.64%

Average Annual Total Returns % (including sales charges) (as of 12-31-23)

				Since	Inception
Return Before Taxes	One Year	Five Years	Ten Years	Inception	Date
Class A Shares	19.42%	12.97%	10.15%	-

Class C Shares	24.42%	13.41%	9.96%	-
Class R6 Shares	26.81%	14.68%	N/A	12.32%	12-28-2016

Class Z Shares % (as of 12-31-23)
Return Before Taxes	26.62%	14.53%	11.05%	-

Return After Taxes on Distributions	25.57%	12.80%	8.85%	-
Return After Taxes on Distributions and Sale of Fund Shares	16.49%	11.24%	8.37%	-

Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-23)
Broad-Based Securities Market Index: S&P 500 Index	26.29%	15.69%	12.03%	13.42%*

°After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.

* Since Inception return for the Index is measured from the month-end closest to the inception date for Class R6 shares.

MANAGEMENT OF THE FUND

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Stacie Mintz, CFA	Managing Director and	December 2007
Head of Quantitative
Equity Team

		Devang Gambhirwala	Managing Director and	December 2016
Portfolio Manager
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
		Stephen Courtney	Managing Director and	February 2021
Portfolio Manager

BUYING AND SELLING FUND SHARES

	Class A*	Class C*	Class Z*	Class R6
Minimum initial investment	$1,000	$1,000	None	None
Minimum subsequent investment	$100	$100	None	None

*Certain share classes are generally closed to investments by new group retirement plans. Please see “How to Buy, Sell and Exchange Fund Shares—Closure of Certain Share Classes to New Group Retirement Plans” in the Prospectus for more information.

For Class A and Class C shares, the minimum initial and subsequent investment for Automatic Investment Plan purchases is $50. Class R6 shares are generally not available for purchase by individuals. Class Z shares may be purchased by certain individuals, subject to certain requirements. Please see “How to Buy, Sell and Exchange Fund Shares—How to Buy Shares—Qualifying for Class Z Shares,” and “—Qualifying for Class R6 Shares” in the Prospectus for purchase eligibility requirements.

Your financial intermediary may impose different investment minimums. You can purchase or redeem shares on any business day that the Fund is open through the Fund’s transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund’s website or by calling (800) 225-1852.

TAX INFORMATION

Dividends, Capital Gains and Taxes. The Fund’s dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

Notes

Notes

By Mail:	Prudential Mutual Fund Services LLC, PO Box 534432, Pittsburgh, PA 15253-4432
By Telephone:
800-225-1852 or 973-367-3529 (outside the US)
On the Internet:
www.pgim.com/investments

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